Equity - Share-based Payments Reserve (Details) - Share-based payments reserve - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payments reserve [Abstract]
Beginning balance (in shares)	25,522	14,601	11,736
EIP options issued (in shares)	7,185	9,877	6,689
Options exercised (in shares)	(2,272)	(619)	(4,524)
Options lapsed (in shares)	(1,850)	(2,621)	(1,824)
Performance Rights issued (in shares)	3,915	4,284	2,524
Performance Rights exercised (in shares)	(269)	0	0
Performance Rights lapsed (in shares)	(488)	0	0
Ending balance (in shares)	31,743	25,522	14,601